Annual Operating Expenses {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-08 - Fidelity® Value Fund - Fidelity Value Fund-Class K	Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.71%